SHARE-BASED COMPENSATION - Schedule of Disclosure of Weighted Assumptions Used in the Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Payment Arrangements [Abstract]
Exercise price (CA $) (in CA$ per share)	$ 1.65	$ 1.65	$ 2.11	$ 1.82
Share price (C$) | (per share)	$ 2.78	$ 0.91	$ 6.94
Expected Volatility (%)	40.00%	40.00%	40.00%
Risk-free interest rate (%)	3.19%	3.19%	2.78%
Expected option life (years)	6 years 3 months	6 years 3 months	7 years 6 months